Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback and Recovery. All compensation pursuant to awards granted under the Amended Plan are subject to recoupment under First Northwest's clawback policy, as well as any future policies that may be adopted by First Northwest.